Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carry forwards	$ 2,265,124	$ 1,934,559
Provision for doubtful debts	1,400,983	1,439,947
Impairment on inventory	382,819	398,578
Impairment of long-lived assets	160,683	163,420
Deferred tax assets, gross	4,209,609	3,936,504
Less: valuation allowance	(4,209,609)	(3,936,504)
Deferred tax assets, net
Deferred tax liabilities
Assets acquired in the asset acquisition	$ 191,470	$ 199,583